Blueprint Chesapeake Multi-Asset Trend ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS at September 30, 2023 (Unaudited)

	Shares	Value
Closed-End Funds - 0.3%
Sprott Physical Uranium Trust (1)	9,121	$156,379
Total Closed-End Funds
(Cost $117,298)		156,379

Common Stocks - 23.5%
Aerospace & Defense - 1.5%
AeroVironment, Inc. (1)	1,001	111,642
Embraer SA - ADR (1)	9,866	135,361
Hexcel Corp.	1,281	83,444
Joby Aviation, Inc. (1)	9,866	63,636
Kratos Defense & Security Solutions, Inc. (1)	8,535	128,196
Moog, Inc. - Class A	1,845	208,411
Rocket Lab USA, Inc. (1)	9,866	43,213
		773,903
Agriculture - 1.0%
Adecoagro SA (1)	9,866	115,334
Dole PLC	9,866	114,248
Fresh Del Monte Produce, Inc.	1,067	27,571
The Andersons, Inc.	3,609	185,900
Vector Group Ltd.	4,933	52,487
		495,540
Auto Parts & Equipment - 0.5%
The Goodyear Tire & Rubber Co. (1)	7,550	93,846
Titan International, Inc. (1)	2,390	32,098
Visteon Corp. (1)	841	116,117
		242,061
Beverages - 0.4%
MGP Ingredients, Inc.	1,676	176,785

Building Materials - 1.8%
Boise Cascade Co.	2,508	258,424
Cemex SAB de CV - ADR - Class B (1)	9,866	64,129
Eagle Materials, Inc.	1,066	177,510
Louisiana-Pacific Corp.	369	20,395
Owens Corning	1,848	252,086
Summit Materials, Inc. - Class A (1)	4,496	140,005
		912,549
Chemicals - 0.3%
Orion SA	5,977	127,191
Terawulf, Inc. (1)	9,866	12,431
		139,622
Coal - 1.0%
Alpha Metallurgical Resources, Inc.	937	243,367
Arch Resources, Inc. - Class A	1,442	246,092
		489,459
Commercial Services - 0.6%
Marathon Digital Holdings, Inc. (1)	5,058	42,993
Riot Platforms, Inc. (1)	3,440	32,095
Textainer Group Holdings Ltd.	6,284	234,079
		309,167
Computers - 0.0%(3)
Rigetti Computing, Inc. (1)	9,866	13,122

Cosmetics & Personal Care - 0.8%
elf Beauty, Inc. (1)	3,633	399,012

Diversified Financial Services - 0.0%(3)
Applied Digital Corp. (1)	3,524	21,990

Electronics - 0.7%
Badger Meter, Inc.	1,128	162,285
Enovix Corp. (1)	1,870	23,469
nVent Electric PLC	3,063	162,308
		348,062
Energy - Alternate Sources - 0.2%
Eneti, Inc.	8,649	87,182

Engineering & Construction - 0.3%
Granite Construction, Inc.	3,986	151,548

Entertainment - 0.3%
Light & Wonder, Inc. (1)	1,939	138,309

Environmental Control - 0.4%
Clean Harbors, Inc. (1)	1,116	186,774

Food - 0.9%
Ingredion, Inc.	1,519	149,470
John B Sanfilippo & Son, Inc.	1,824	180,211
Lamb Weston Holdings, Inc.	492	45,490
Pilgrim's Pride Corp. (1)	3,884	88,672
		463,843
Hand & Machine Tools - 0.3%
Enerpac Tool Group Corp.	5,320	140,608

Home Furnishings - 0.4%
Tempur Sealy International, Inc.	4,524	196,070

Household Products - 0.0%(3)
Cronos Group, Inc. (1)	2,467	4,934

Insurance - 0.4%
Arch Capital Group Ltd. (1)	2,262	180,304

Investment Companies - 0.0%(3)
Galaxy Digital Holdings Ltd. (1)	7,400	27,312

Iron & Steel - 0.4%
Carpenter Technology Corp.	2,770	186,172

Machinery - Construction & Mining - 1.4%
Astec Industries, Inc.	3,951	186,132
BWX Technologies, Inc.	3,087	231,463
Oshkosh Corp.	1,808	172,537
Terex Corp.	2,182	125,727
		715,859
Machinery - Diversified - 0.9%
Columbus McKinnon Corp.	5,029	175,562
Flowserve Corp.	5,302	210,861
Mueller Water Products, Inc.	4,933	62,550
		448,973
Marine Manufacturers - 0.3%
Brunswick Corp.	1,980	156,420

Media - 0.1%
Liberty Media Corp-Liberty Formula One - Series A (1)	601	37,442

Metal Fabrication & Hardware - 0.4%
Advanced Drainage Systems, Inc.	1,176	133,864
RBC Bearings, Inc. (1)	285	66,727
		200,591
Mining - 1.8%
Cameco Corp.	2,489	98,664
Centrus Energy Corp. - Class A (1)	2,125	120,615
Energy Fuels, Inc. (1)	9,866	81,099
Kinross Gold Corp.	9,866	44,989
Lundin Mining Corp.	9,866	73,922
NAC Kazatomprom JSC - GDR	7,283	321,544
NexGen Energy Ltd. (1)	9,866	58,900
Pilbara Minerals Ltd.	9,866	27,380
TMC the metals Co., Inc. (1)	9,866	9,779
Uranium Energy Corp. (1)	9,866	50,810
		887,702
Miscellaneous Manufacturers - 0.4%
Axon Enterprise, Inc. (1)	591	117,603
Smith & Wesson Brands, Inc.	7,009	90,486
		208,089
Oil & Gas - 0.4%
Calumet Specialty Products Partners L.P. (1)	5,270	100,657
Transocean Ltd. (1)	9,600	78,816
		179,473
Oil & Gas Services - 0.5%
Oceaneering International, Inc. (1)	5,810	149,433
US Silica Holdings, Inc. (1)	7,218	101,341
		250,774
Packaging & Containers - 0.3%
Greif, Inc. - Class A	2,295	153,329
O-I Glass, Inc. (1)	1,233	20,628
		173,957
Pharmaceuticals - 0.3%
Green Thumb Industries, Inc. (1)	6,843	75,921
Teva Pharmaceutical Industries Ltd. - ADR (1)	4,933	50,316
Tilray Brands, Inc. (1)	4,933	11,790
		138,027
Pipelines - 0.5%
Golar LNG Ltd.	1,696	41,145
Koninklijke Vopak NV	5,634	193,385
		234,530
Real Estate Investment Trusts (REITs) - 1.4%
Americold Realty Trust, Inc.	7,791	236,924
Blackstone Mortgage Trust, Inc.	3,617	78,670
Farmland Partners, Inc.	2,467	25,312
Innovative Industrial Properties, Inc.	470	35,560
PotlatchDeltic Corp.	3,948	179,200
Starwood Property Trust, Inc.	6,412	124,072
		679,738
Retail - 0.1%
Natura & Co Holding SA - ADR (1)	9,866	56,927

Semiconductors - 1.0%
Lattice Semiconductor Corp. (1)	1,202	103,288
Rambus, Inc. (1)	3,648	203,522
Veeco Instruments, Inc. (1)	6,889	193,650
		500,460
Software - 0.5%
C3.ai, Inc. - Class A (1)	2,665	68,011
IonQ, Inc. (1)	9,180	136,598
MicroStrategy, Inc. - Class A (1)	212	69,595
		274,204
Transportation - 1.0%
Danaos Corp.	2,640	174,821
Frontline PLC	8,800	165,264
Kirby Corp. (1)	2,077	171,975
		512,060
Total Common Stock
(Cost $12,217,108)		11,739,554

Exchange Traded Funds - 10.9%
Invesco Senior Loan ETF	28,491	598,026
iShares Short-Term National Muni Bond ETF	16,706	1,718,379
iShares 0-5 Year High Yield Corporate Bond ETF	14,754	605,356
iShares 0-5 Year TIPS Bond ETF	181	17,543
SPDR Bloomberg Convertible Securities ETF	9,986	677,051
SPDR Bloomberg High Yield Bond ETF	7,099	641,750
Vanguard Short-Term Corporate Bond ETF	15,395	1,156,934
Total Exchange Traded Funds
(Cost $5,499,537)		5,415,039

Short-Term Investments - 49.2%
Money Market Funds - 49.2%
First American Government Obligations Fund, Class X, 5.261% (2)	24,539,549	24,539,549
Total Short-Term Investments
(Cost $24,539,549)		24,539,549

Total Investments in Securities - 83.9%
(Cost $42,973,492)		41,850,521
Other Assets in Excess of Liabilities - 16.1%		8,059,018
Total Net Assets - 100.0%		$49,909,539

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of September 30, 2023.
(3)	Does not round to 0.1% or (0.1)%, as applicable.

Blueprint Chesapeake Multi-Asset Trend ETF

CONSOLIDATED SCHEDULE OF SECURITIES SOLD SHORT at September 30, 2023 (Unaudited)

	Shares	Value
Common Stocks - 32.9% (1)
Aerospace & Defense - 2.0%
General Dynamics Corp.	1,381	$305,160
L3Harris Technologies, Inc.	918	159,842
Lockheed Martin Corp.	683	279,320
Northrop Grumman Corp.	547	240,784
		985,106
Agriculture - 1.0%
British American Tobacco PLC - ADR	7,110	223,325
Imperial Brands PLC	12,607	256,510
		479,835
Apparel - 0.9%
Kering SA	416	190,226
NIKE, Inc. - Class A	2,462	235,416
		425,642
Banks - 0.9%
Citigroup, Inc.	4,172	171,594
Royal Bank of Canada	3,175	277,622
		449,216
Beverages - 1.8%
Diageo PLC	5,787	214,302
Keurig Dr Pepper, Inc.	8,864	279,836
The Coca-Cola Co.	7,191	402,552
		896,690
Biotechnology - 1.8%
Biogen, Inc.	992	254,954
Corteva, Inc.	5,139	262,911
Gilead Sciences, Inc.	1,983	148,606
Royalty Pharma PLC - Class A	8,117	220,295
		886,766
Diversified Financial Services - 1.1%
Discover Financial Services	3,519	304,851
Nasdaq, Inc.	4,833	234,835
		539,686
Electric - 3.3%
American Electric Power Co., Inc.	3,024	227,465
Entergy Corp.	2,732	252,710
Eversource Energy	3,787	220,214
FirstEnergy Corp.	6,454	220,598
NextEra Energy, Inc.	3,187	182,583
WEC Energy Group, Inc.	3,567	287,322
Xcel Energy, Inc.	4,526	258,978
		1,649,870
Electronics - 1.0%
Agilent Technologies, Inc.	1,729	193,337
Keysight Technologies, Inc.	750	99,233
Mettler-Toledo International, Inc.	173	191,696
		484,266
Environmental Control - 0.2%
Waste Management, Inc.	683	104,117

Food - 4.2%
Conagra Brands, Inc.	8,100	222,102
General Mills, Inc.	4,127	264,087
Hormel Foods Corp.	7,838	298,079
Kellogg Co.	4,694	279,340
Sysco Corp.	3,795	250,660
The Hershey Co.	1,475	295,118
The Kraft Heinz Co.	9,306	313,054
Tyson Foods, Inc. - Class A	2,887	145,765
		2,068,205
Healthcare Products - 1.0%
Danaher Corp.	465	115,367
Edwards Lifesciences Corp.	2,967	205,554
Hologic, Inc.	2,706	187,796
		508,717
Healthcare Services - 1.4%
Centene Corp.	2,993	206,158
Elevance Health, Inc.	593	258,204
UnitedHealth Group, Inc.	454	228,902
		693,264
Insurance - 0.8%
The Travelers Cos, Inc.	1,390	227,001
W R Berkley Corp.	2,984	189,454
		416,455
Machinery - Diversified - 0.4%
Xylem, Inc.	2,267	206,365

Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co.	3,623	210,279
CVS Health Corp.	3,898	272,158
Pfizer, Inc.	6,517	216,169
Roche Holding AG	746	204,237
The Cigna Group	458	131,020
		1,033,863
Pipelines - 0.5%
Enbridge, Inc.	8,091	268,540

Real Estate Investment Trusts (REITs) - 3.4%
American Tower Corp.	1,201	197,504
Extra Space Storage, Inc.	1,278	155,379
Mid-America Apartment Communities, Inc.	2,245	288,819
Public Storage	787	207,390
Realty Income Corp.	3,955	197,513
SBA Communications Corp.	918	183,756
Sun Communities, Inc.	1,650	195,261
VICI Properties, Inc.	9,866	287,101
		1,712,723
Retail - 1.7%
Dollar General Corp.	1,077	113,947
Genuine Parts Co.	1,940	280,097
Starbucks Corp.	2,141	195,409
Target Corp.	2,171	240,047
		829,500
Semiconductors - 0.4%
Texas Instruments, Inc.	1,323	210,370

Software - 0.6%
Electronic Arts, Inc.	799	96,200
Paycom Software, Inc.	854	221,417
		317,617
Telecommunications - 0.5%
BCE, Inc.	6,909	263,717

Transportation - 1.4%
Canadian National Railway Co.	2,549	276,133
Norfolk Southern Corp.	1,074	211,503
United Parcel Service, Inc. - Class B	1,460	227,570
		715,206
Water - 0.5%
American Water Works Co., Inc.	2,151	266,358
Total Common Stock
(Proceeds $17,223,089)		16,412,094

Exhange Traded Funds - 4.8% (1)
iShares JP Morgan USD Emerging Markets Bond ETF	2,781	229,488
iShares MBS ETF	15,666	1,391,141
iShares TIPS Bond ETF	4,866	504,702
Vanguard Long-Term Corporate Bond ETF	4,081	292,281
Total Exchange Traded Funds
(Proceeds $2,509,247)		2,417,612

Total Securities Sold Short - 37.7%
(Proceeds $19,732,336)		$18,829,706

ADR	American Depositary Receipt.
(1)	Non-income producing security.

Blueprint Chesapeake Multi-Asset Trend ETF

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS at September 30, 2023 (Unaudited)

The Blueprint Chesapeake Multi-Asset Trend ETF had the following futures contracts outstanding with RCM Alternatives as of September 30, 2023:

				Unrealized
	Expiration	Number of	Notional	Appreciation	Notional
Long Futures Contracts Outstanding	Date	Contracts	Amount	(Depreciation)	Value
Brazilian Real/US Dollar Cross Currency Rate Future	10/31/2023	17	$ 340,249	$ (3,309)	$ 336,940
Brent Crude Oil Future ⁽¹⁾	10/31/2023	3	262,952	13,648	276,600
SGX TSI Iron Ore Future ⁽¹⁾	10/31/2023	17	204,735	(1,398)	203,337
Frozen Concentrated Orange Juice Future ⁽¹⁾	11/9/2023	8	389,523	30,177	419,700
Canadian Canola Oil Future ⁽¹⁾	11/14/2023	3	35,057	(3,681)	31,376
Rough Rice Future ⁽¹⁾	11/14/2023	8	254,841	(281)	254,560
Soybeans Future ⁽¹⁾	11/14/2023	3	205,840	(14,590)	191,250
White Sugar Future ⁽¹⁾	11/15/2023	10	354,023	(1,073)	352,950
Feeder Cattle Future ⁽¹⁾	11/16/2023	6	797,281	(32,581)	764,700
Crude Oil Future ⁽¹⁾	11/20/2023	2	177,849	(249)	177,600
Robusta Coffee Future ⁽¹⁾	11/24/2023	9	229,194	(7,614)	221,580
NY Harbor ULSD Future ⁽¹⁾	11/30/2023	2	265,386	(131)	265,255
Reformulated Gasoline Blendstock Future ⁽¹⁾	11/30/2023	2	215,225	(17,859)	197,366
SGX Technically Specified Rubber 20 Future ⁽¹⁾	11/30/2023	5	35,896	(521)	35,375
Cotton No.2 Future ⁽¹⁾	12/6/2023	6	260,986	464	261,450
Euro-BTP Italian Government Bonds Future	12/7/2023	1	118,520	(2,343)	116,177
Low Sulphur Gas Oil Future ⁽¹⁾	12/12/2023	2	180,208	5,142	185,350
US Cocoa Future ⁽¹⁾	12/13/2023	11	392,016	(16,036)	375,980
Crude Soybean Oil Future ⁽¹⁾	12/14/2023	2	76,090	(9,094)	66,996
Oats Future ⁽¹⁾	12/14/2023	7	157,531	(6,156)	151,375
Soybean Meal Future ⁽¹⁾	12/14/2023	4	159,760	(7,280)	152,480
Crude Palm Oil Future ⁽¹⁾	12/15/2023	3	59,219	954	60,173
Australian Dollar/Japanese Yen Cross Currency Rate Future	12/18/2023	3	375,400	7,539	382,939
British Pound Japanese Yen Cross Currency Rate Future	12/18/2023	2	303,007	(1,198)	301,809
British Pound/Swiss Franc Cross Currency Rate Future	12/18/2023	5	752,765	4,504	757,269
British Pound/US Dollar Cross Currency Rate Future	12/18/2023	3	233,783	(4,845)	228,938
Euro/Australian Dollar Cross Currency Rate Future	12/18/2023	4	538,831	(8,281)	530,550
Euro/Japanese Yen Cross Currency Rate Future	12/18/2023	2	261,577	745	262,322
ICE European Climate Exchange Emissions Future	12/18/2023	2	185,412	(12,476)	172,936
ICE European Climate Exchange Emissions Future	12/18/2023	2	185,412	(12,476)	172,936
Mexican Peso/US Dollar Cross Currency Rate Future	12/18/2023	14	398,190	(1,150)	397,040
Swiss Franc/Japanese Yen Cross Currency Rate Future	12/18/2023	2	550,067	(5,453)	544,614
US Dollar/Chinese Renminbi Cross Currency Rate Future	12/18/2023	8	798,968	(269)	798,699
British Pound/Japanese Yen Cross Currency Rate Future ⁽¹⁾	12/20/2023	4	103,098	(2,734)	100,364
London Metals - Lead Future ⁽¹⁾	12/20/2023	6	335,872	(10,222)	325,650
Silver Future ⁽¹⁾	12/27/2023	1	123,450	(11,200)	112,250
Live Cattle Future ⁽¹⁾	12/29/2023	8	602,781	(1,421)	601,360
Sugar #11 Future ⁽¹⁾	2/29/2024	10	302,003	(5,427)	296,576
London Cocoa Future ⁽¹⁾	3/13/2024	14	502,081	(3,973)	498,108
			$ 11,725,078	$ (142,148)	$ 11,582,930

				Unrealized
	Expiration	Number of	Notional	Appreciation	Notional
Short Futures Contracts Outstanding	Date	Contracts	Amount	(Depreciation)	Value
Korean Won/US Dollar Cross Currency Rate Future	10/16/2023	22	$ 410,339	$ (1,249)	$ 409,090
Indian Rupee/US Dollar Cross Currency Rate Future	10/27/2023	6	360,692	(452)	360,240
Eurpoean Rapeseed Future ⁽¹⁾	10/31/2023	8	195,336	(7,937)	187,399
Lumber Future ⁽¹⁾	11/15/2023	25	331,262	13,519	344,781
Class III Milk Future ⁽¹⁾	11/28/2023	6	206,629	(589)	206,040
Euro BUXL 30 Year Bonds Future	12/7/2023	1	139,286	(9,737)	129,549
Euro-BOBL Future	12/7/2023	12	1,488,307	(17,703)	1,470,604
Euro-Bund Future	12/7/2023	6	836,170	(18,984)	817,186
Euro-Schatz Future	12/7/2023	13	1,450,644	(5,588)	1,445,056
French Government Bonds Future	12/7/2023	6	801,834	(19,206)	782,628
Short-term Euro-BTP Future	12/7/2023	15	1,663,626	(9,594)	1,654,032
Milling Wheat No. 2 Future ⁽¹⁾	12/11/2023	14	180,165	(5,630)	174,535
Corn No. 2 Yellow Future ⁽¹⁾	12/14/2023	11	261,056	1,156	262,212
Hard Red Winter Wheat Future ⁽¹⁾	12/14/2023	5	181,162	(15,224)	165,938
Lean Hogs Future ⁽¹⁾	12/14/2023	4	121,000	(6,160)	114,840
Red Spring Wheat Future ⁽¹⁾	12/14/2023	6	233,129	(20,354)	212,775
Wheat Future ⁽¹⁾	12/14/2023	4	132,780	(24,480)	108,300
Austrailian Government 10 Year Bonds Future	12/15/2023	8	592,952	(14,815)	578,137
Austrailian Government 3 Year Bonds Future	12/15/2023	23	1,574,941	(11,238)	1,563,703
Arabica Coffee Future ⁽¹⁾	12/18/2023	2	114,140	(4,527)	109,613
AUD/USD Cross Currency Rate Future	12/18/2023	4	257,798	402	258,200
Canadian 10 Year Government Bonds Future	12/18/2023	9	787,164	(20,766)	766,398
Euro/Canadian Dollar Cross Currency Rate Future	12/18/2023	3	396,892	1,767	398,659
Euro/Pound Sterling Cross Currency Rate Future	12/18/2023	7	921,364	6,875	928,239
Euro/Swiss Franc Cross Currency Rate Future	12/18/2023	7	909,685	11,800	921,485
Euro/US Dollar Cross Currency Rate Future	12/18/2023	3	399,004	(1,035)	397,969
Japanese Yen/US Dollar Cross Currency Rate Future	12/18/2023	5	433,171	(9,577)	423,594
New Zealand Dollar/US Dollar Cross Currency Rate Future	12/18/2023	6	354,867	5,223	360,090
Norwegian Krone/US Dollar Cross Currency Rate Future	12/18/2023	1	188,215	(375)	187,840
South African Rand/US Dollar Cross Currency Rate Future	12/18/2023	8	210,163	137	210,300
Swedish Krona/US Dollar Cross Currency Rate Future	12/18/2023	2	362,551	5,569	368,120
10 Year U.S. Ultra Treasury Notes Future	12/19/2023	4	458,703	(12,453)	446,250
U.S. Treasury 10 Year Notes Future	12/19/2023	10	1,099,399	(18,774)	1,080,625
U.S. Treasury Long Bonds Future	12/19/2023	3	359,848	(18,504)	341,344
U.S. Treasury Ultra Bonds Future	12/19/2023	2	252,746	(15,371)	237,375
E-Mini Eurodollar Future ⁽¹⁾	12/20/2023	19	315,686	(3,346)	312,340
London Metals - Aluminum Future ⁽¹⁾	12/20/2023	3	167,451	8,986	176,437
Sunflower Seeds Future ⁽¹⁾	12/20/2023	11	277,408	(13,756)	263,652
White Maize Future ⁽¹⁾	12/20/2023	11	222,469	17,565	240,034
Yellow Maize Future ⁽¹⁾	12/20/2023	11	227,264	6,056	233,320
Gold Future ⁽¹⁾	12/27/2023	1	188,045	(1,435)	186,610
Long Gilt Future	12/27/2023	5	574,131	506	574,637
U.S. Treasury 2 Year Notes Future	12/29/2023	10	2,032,252	(5,143)	2,027,109
U.S. Treasury 3 Year Notes Future	12/29/2023	8	1,657,510	(7,197)	1,650,313
U.S. Treasury 5 Year Note Future	12/29/2023	15	1,592,953	(12,562)	1,580,391
Platinum Future ⁽¹⁾	1/29/2024	3	137,191	194	137,385
Australian 90 Day Bank Bills Future	3/7/2024	39	24,900,394	(2,856)	24,897,538
3 Month Canadian Bankers' Acceptances Future	3/18/2024	33	5,763,463	(7,685)	5,755,778
3 Month Euribor Future	3/17/2025	25	6,400,392	3,722	6,404,114
3-Month Secured Overnight Financing Rate Future	6/17/2025	17	4,065,265	1,773	4,067,038
ICE 3 Month SONIA Rate Future	6/17/2025	22	6,401,817	(3,275)	6,398,542
			$ 73,590,711	$ (262,327)	$ 73,328,384

(1) The investment is a holding of Blueprint-Chesapeake Cayman Subsidiary, a wholly-owned subsidiary of the Blueprint Chesapeake Multi-Asset Trend ETF.

Blueprint Chesapeake Multi-Asset Trend ETF

CONSOLIDATED SCHEDULE OF FORWARD CONTRACTS at September 30, 2023 (Unaudited)

The Blueprint Chesapeake Multi-Asset Trend ETF had the following forwards contracts with StoneX Financial Group outstanding as of September 30, 2023:

Long Forwards Currency Contracts
					Unrealized
Maturity	Currency	Amount	Currency	Amount	Appreciation
Date	Received	Received	Delivered	Delivered	(Depreciation)
12/20/2023	NZD	473,220	CAD	16,752,000	9,646
12/20/2023	USD	678,000	CZK	72,690,861	8,153
12/20/2023	JPY	2,356,000	CNH	32,008,870	4,391
12/20/2023	USD	939,309	PLN	5,030,000	2,764
12/20/2023	JPY	548,716	CAD	744,000	1,528
12/20/2023	NZD	26,948	CAD	957,000	465
12/20/2023	AUD	186,000	CNH	39,815	141
12/20/2023	CNH	134,936	JPY	131,000	135
12/20/2023	JPY	30,915	CAD	42,000	25
12/20/2023	EUR	338	NOK	302,000	2
12/20/2023	CHF	21,524	CAD	168,000	(264)
12/20/2023	CNH	16,000	CAD	144,168	(320)
12/20/2023	CAD	10,942,214	GBP	28,000	(329)
12/20/2023	CHF	24,000	CNH	40,070	(367)
12/20/2023	HUF	7,596,000	USD	20,877	(443)
12/20/2023	USD	22,000	CZK	452,932	(476)
12/20/2023	USD	42,984	PHP	54,000	(610)
12/20/2023	USD	24,000	COP	278,002	(674)
12/20/2023	USD	35,000	PLN	286,465	(838)
12/20/2023	EUR	127,223	ZAR	2,957,000	(1,059)
12/20/2023	EUR	78,866	NOK	71,955,000	(1,176)
12/20/2023	CNH	761,778	AUD	874,000	(1,535)
12/20/2023	DKK	1,337,377,000	USD	327,788	(4,075)
12/20/2023	EUR	716,438	ZAR	40,784,000	(4,363)
12/20/2023	CAD	188,778,385	GBP	482,000	(4,548)
12/20/2023	USD	340,000	COP	6,950,651	(4,767)
12/20/2023	CNH	212,000	CAD	1,919,236	(5,481)
12/20/2023	DKK	3,478,000	USD	503,132	(6,873)
12/20/2023	HUF	129,208,000	USD	355,455	(7,869)
12/20/2023	CHF	378,000	CNH	639,610	(12,078)
					(30,895)

Short Forwards Currency Contracts
					Unrealized
Maturity	Currency	Amount	Currency	Amount	Appreciation
Date	Received	Received	Delivered	Delivered	(Depreciation)
12/20/2023	CHF	4,411,000	AUD	57,767,895	15,208
12/20/2023	AUD	1,042,346	NZD	957,000	6,826
12/20/2023	SGD	351,000	CNH	30,120,124	6,203
12/20/2023	USD	3,712,000	PHP	74,351,360	6,074
12/20/2023	EUR	1,086,501	PLN	34,529,000	5,572
12/20/2023	USD	860,000	PHP	4,015,340	3,529
12/20/2023	JPY	2,372,220	SEK	2,292,000	3,418
12/20/2023	USD	284,359	THB	1,979,000	1,986
12/20/2023	CLP	40,784,000	USD	719,295	1,506
12/20/2023	CHF	251,000	AUD	3,288,325	858
12/20/2023	CNH	2,866,000	EUR	614,799	780
12/20/2023	EUR	182,460	CNH	6,571,000	622
12/20/2023	AUD	68,744	NZD	63,000	525
12/20/2023	DKK	8,992,000	USD	389,577	516
12/20/2023	CAD	65,914	AUD	2,093,000	393
12/20/2023	EUR	134,000	HUF	1,811,242	313
12/20/2023	SEK	14,000	JPY	1,206,120	215
12/20/2023	USD	33,000	CZK	3,568,943	187
12/20/2023	USD	213,000	ILS	4,291,950	175
12/20/2023	USD	48,000	PHP	225,581	(5)
12/20/2023	EUR	5,858	PLN	5,274,000	(9)
12/20/2023	CAD	266,591	AUD	6,146,000	(36)
12/20/2023	SGD	117,019	USD	71,000	(42)
12/20/2023	CLP	182,000	USD	7,956	(60)
12/20/2023	HUF	86,000	USD	12,409	(138)
12/20/2023	SEK	27,279	NOK	104,000	(157)
12/20/2023	TWD	111,000	USD	25,504	(161)
12/20/2023	SGD	43,465	CNH	50,000	(173)
12/20/2023	NZD	41,005	JPY	2,330,000	(174)
12/20/2023	USD	53,325	PLN	288,000	(180)
12/20/2023	CHF	59,276	CAD	318,000	(213)
12/20/2023	NOK	376,092	JPY	512,000	(467)
12/20/2023	GBP	26,000	CNH	49,912	(555)
12/20/2023	GBP	22,945	AUD	40,000	(571)
12/20/2023	GBP	31,658	CAD	48,000	(615)
12/20/2023	DKK	76,421,000	USD	19,190	(692)
12/20/2023	NOK	179,421	JPY	789,000	(716)
12/20/2023	USD	81,506	THB	30,576,000	(747)
12/20/2023	SGD	313,733	USD	191,000	(901)
12/20/2023	CHF	923,149	CAD	4,937,000	(1,187)
12/20/2023	USD	590,796	THB	4,152,000	(1,632)
12/20/2023	ILS	484,000	USD	326,613	(1,967)
12/20/2023	NZD	718,787	JPY	40,784,000	(2,014)
12/20/2023	SEK	421,896	NOK	1,607,000	(2,032)
12/20/2023	CLP	1,807,000	USD	415,402	(2,846)
12/20/2023	EUR	332,437	HUF	2,597,000	(4,374)
12/20/2023	USD	328,000	TWD	3,781,395	(7,516)
12/20/2023	USD	797,331	CZK	997,000	(8,509)
12/20/2023	GBP	341,510	AUD	600,000	(11,503)
12/20/2023	USD	519,000	SGD	4,255,073	(13,426)
12/20/2023	GBP	437,000	CNH	848,135	(15,298)
12/20/2023	GBP	501,844	CAD	769,000	(15,738)
					(39,748)

Summary of Fair Value Exposure at September 30, 2023 (Unaudited)

The Blueprint Chesapeake Multi-Asset Trend ETF  (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments as of September 30, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Closed-End Funds	$156,379	$–	$–	$156,379
Common Stocks (1)	11,739,554	–	–	11,739,554
Exchange Traded Funds	5,415,039	–	–	5,415,039
Short-Term Investments	24,539,549	–	–	24,539,549
Total Investments in Securities	$41,850,521	$–	$–	$41,850,521

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$16,412,094	$–	$–	$16,412,094
Exchange Traded Funds	2,417,612	–	–	2,417,612
Total Securities Sold Short	$18,829,706	$–	$–	$18,829,706

Other Financial Instruments (2)	Level 1	Level 2	Level 3	Total
Long Futures Contracts Outstanding	$(142,148)	$–	$–	$(142,148)
Short Futures Contracts Outstanding	(262,327)	–	–	(262,327)
Long Forwards Currency Contracts	–	(30,895)	–	(30,895)
Short Forwards Currency Contracts	–	(39,748)	–	(39,748)
	$(404,475)	$(70,643)	$–	$(475,118)

(1) See Schedule of Investments for industry breakout.
(2) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts and forward contracts, which are presented at the unrealized appreciation/depreciation on the investment.